Provision for de-characterization of dam structures and asset retirement obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,312
Disbursements	(273)	$ (127)
Translation adjustment	239
Balance at the ending	3,060	3,312
De Characterization Of Upstream Dams [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,299	3,464
Additional provision	153	72
Disbursements	(458)	(347)
Present value valuation	199	(139)
Translation adjustment	258	249
Balance at the ending	$ 3,451	$ 3,299